Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Total Revenues	¥ 270,607,509	$ 37,970,408	¥ 169,485,253
Total Cost of revenues	(273,319,576)	(38,350,954)	(170,094,397)
Gross loss	(2,712,067)	(380,545)	(609,144)
Operating expenses
Selling expenses	(3,850,752)	(540,320)	(6,373,345)
(Provision for) / reversal of credit losses	1,840,875	258,303	(993,807)
Impairment charges on long-lived assets	(963,867)	(135,245)
Lease termination loss	(310,673)	(43,592)	(1,197,921)
General and administrative expenses	(11,844,976)	(1,662,033)	(13,628,922)
Research and development expenses	(502,278)	(70,477)	(1,755,063)
Total operating expenses	(15,631,671)	(2,193,364)	(23,949,058)
Operating loss	(18,343,738)	(2,573,909)	(24,558,202)
Other expenses
Other (expenses) income, net	74,482	10,451	(241,469)
Foreign exchange loss, net	(464,790)	(65,217)	(974,371)
Financial expenses, net	(1,252,481)	(175,742)	(417,654)
Total other expenses, net	(1,642,789)	(230,508)	(1,633,494)
Loss before income tax expense	(19,986,527)	(2,804,417)	(26,191,696)
Income tax (expenses) benefit	672,393	94,347	(36,339)
Net loss	(19,314,134)	(2,710,070)	(26,228,035)
Less: Net loss attributable to non-controlling interests	(1,379,207)	(193,524)	(2,476,015)
Net loss attributable to the Jayud Global Logistics Limited’s ordinary shareholders	(17,934,927)	(2,516,546)	(23,752,020)
Net loss	(19,314,134)	(2,710,070)	(26,228,035)
Foreign currency translation adjustment, net of tax	(1,329,500)	(186,549)	(2,452,762)
Total comprehensive loss	(20,643,634)	(2,896,619)	(28,680,797)
Less: total comprehensive loss attributable to non-controlling interest	(1,379,207)	(193,524)	(2,476,015)
Total comprehensive loss attributable to Jayud Global Logistics Limited’s ordinary shareholders	¥ (19,264,427)	$ (2,703,095)	¥ (26,204,782)
Net loss per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.84)	$ (0.12)	¥ (1.16)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.84)	$ (0.12)	¥ (1.16)
Weighted average shares
Basic (in Shares)	21,352,223	21,352,223	20,494,426
Diluted (in Shares)	21,352,223	21,352,223	20,494,426
Freight Forwarding
Total Revenues	¥ 162,734,262	$ 22,834,127	¥ 166,182,598
Total Cost of revenues	(139,288,357)	(19,544,306)	(133,365,583)
Freight Forwarding
Total Revenues	609,612	85,538	211,684
Total Cost of revenues	(33,130,090)	(4,648,663)	(34,233,328)
Supply Chain Management and Others
Total Revenues	106,622,319	14,960,756	3,090,971
Total Cost of revenues	(100,901,129)	(14,157,985)	(2,495,486)
Supply Chain Management and Others
Total Revenues	¥ 641,316	$ 89,987